PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)
1
Voya Target
In-Retirement Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 47.8%
48,222  BNY Mellon High Yield
Beta ETF
$ 2,243,770
4.0
4,280  iShares Core S&P Mid-
Cap ETF
1,131,204
2.0
5,650  iShares Core S&P
Small-Cap ETF
569,407
1.0
80,299  iShares Core U.S.
Aggregate Bond ETF
7,772,943
13.7
107,252  Schwab U.S. TIPS
ETF
5,538,493
9.8
55,107  Vanguard FTSE
Developed Markets
ETF
2,521,145
4.5
27,550  Vanguard FTSE
Emerging Markets ETF
1,116,602
2.0
18,148  Vanguard Long-Term
Treasury ETF
1,090,150
1.9
66,407  Vanguard Short-Term
Bond ETF
5,025,018
8.9
Total Exchange-Traded
Funds
(Cost $27,789,275)
27,008,732
47.8
MUTUAL FUNDS : 52.2%
Affiliated Investment Companies : 31.5%
234,818  Voya Global Bond
Fund - Class R6
1,685,993
3.0
1,684,661  Voya Intermediate
Bond Fund - Class R6
14,387,002
25.4
131,265  Voya Multi-Manager
International Factors
Fund - Class I
1,163,012
2.1
56,613
(1)
Voya VACS Series
EME Fund
570,095
1.0
17,806,102
31.5
Unaffiliated Investment Companies : 20.7%
236,190  TIAA-CREF S&P
500 Index Fund
- Institutional Class
11,736,287
20.7
Total Mutual Funds
(Cost $28,513,165)
29,542,389
52.2
Total Long-Term
Investments
(Cost $56,302,440)
56,551,121
100.0
Total Investments in
Securities
(Cost $56,302,440) $ 56,551,121 100.0
Assets in Excess of
Other Liabilities 13,504 0.0
Net Assets $ 56,564,625 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
2
Voya Target
In-Retirement Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 27,008,732 $ — $ — $ 27,008,732
Mutual Funds 29,542,389 — — 29,542,389
Total Investments, at fair value $ 56,551,121 $ — $ — $ 56,551,121
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6 $ 1,516,675 $ 240,350 $ (51,038) $ (19,994) $ 1,685,993 $ 18,001 $ (985) $ —
Voya Intermediate Bond Fund - Class R6 12,620,315 4,569,452 (2,638,985) (163,780) 14,387,002 140,328 (36,479) —
Voya Multi-Manager International Factors
Fund - Class I 990,811 449,837 (291,872) 14,236 1,163,012 — 19,962 —
Voya VACS Series EME Fund — 610,670 (35,229) (5,346) 570,095 — 565 —
$ 15,127,801 $ 5,870,309 $ (3,017,124) $ (174,884) $ 17,806,102 $ 158,329 $ (16,937) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,437,397
Gross Unrealized Depreciation (1,188,716)
Net Unrealized Appreciation $ 248,681